Warrant Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of Warrant Liabilities [Abstract]
Schedule of Movement of Warrant Liability

The following table summarizes the Company’s outstanding warrant liabilities by warrant type as of June 30, 2025 and 2024:

	2025			2024
	BCA Warrants	Blackrock Warrant	Total Warrant Liabilities	BCA Warrants	Blackrock Warrant	Total Warrant Liabilities
Balance as of January 1,	19,390	461	19,851	5,370	-	5,370
Issuance of warrants	-	-	-	-	294	294
Fair value (gain)/loss on warrant liability	12,145	-	12,145	1,703	(4)	1,699
Exercise of public and private warrants	(16,886)	-	(16,886)	-	-	-
Balance as of June 30,	14,649	461	15,110	7,073	290	7,363

The movement of the warrant liability during the six months ended June 30, 2025 and 2024 is illustrated below:

	2025		2024
in CHF thousands (except number of warrants)	Warrant liabilities	Number of outstanding warrants	Warrant liabilities	Number of outstanding warrants
Balance as of January 1,	19,851	4,018,384	5,370	4,254,096
Issuance of warrants	-	-	294	43,321
Fair value (gain)/loss on warrant liability	12,145	-	1,699	-
Exercise of public and private warrants	(16,886)	(1,817,063)	-	-
Balance as of June 30,	15,110	2,201,321	7,363	4,297,417

Schedule of Fair Value of Warrant Estimated on its Grant Date Using the Black Scholes Option Pricing Model

The following assumptions were used in the Black-Scholes option-pricing model for determining the fair value of the Blackrock Warrant as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Share price on valuation date	$19.41 (CHF 15.46)	$17.00 (CHF 15.38)
Expected volatility (%) (1)	91.39	94.32
Expected term (years) (2)	2.96	3.21
Risk-free interest rate (%) (3)	3.68	4.28
Dividend yield (%)	0.00	0.00

(1) The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.

(2) The expected term represents the period that the Blackrock Warrant is expected to be outstanding.

(4) The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected terms.